Inventory	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory
INVENTORY

As of June 30, 2017 and December 31, 2016, inventory consisted of the following (in millions):

	June 30,	December 31,
	2017	2016
Natural gas	$17	$15
LNG	29	45
Materials and other	47	37
Total inventory	$93	$97